Stockholders' Equity (Details) (USD $)	3 Months Ended																12 Months Ended			99 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Shares issued pursuant to a distribution reinvestment plan (in shares)																	6,100,000	7,000,000
Redemptions of common stock																	$ (71,268,000)	$ (52,590,000)	$ (21,638,000)	$ (206,100,000)
Stock redemption program, redemption price per share, percentage of amount paid per share, after one year																	92.50%
Stock redemption program, plan redemption price per share, percentage of amount paid per share, after two year																	95.00%
Stock redemption program, plan redemption price per share, percentage of amount paid per share, after three year																	97.50%
Stock redemption program, redemption price per share, percentage of amount paid per share, after four years																	100.00%
Stock redemption program, redemption price per share percentage of amount paid per share purchased through DRIP																	100.00%
Valid Redemption Request Received (in shares)	3,646,000	[1]	5,842,000	[1]	5,876,000	[1]	4,174,000	[1]	5,104,000	[1]	5,801,000	[1]	4,747,000	[1]	4,787,000	[1]
Valid Redemption Request Fulfilled (in shares)	1,471,000	[2]	1,530,000	[2]	1,540,000	[2]	1,566,000	[2]	1,547,000	[2]	1,537,000	[2]	1,549,000	[2]	1,553,000	[2]
Valid Redemption Request Fulfilled	13,756,000	[2]	14,270,000	[2]	14,349,000	[2]	14,539,000	[2]	14,354,000	[2]	14,208,000	[2]	14,261,000	[2]	12,217,000	[2]
Valid Redemption Request Unfulfilled (in shares)	2,175,000		4,312,000		4,336,000		2,608,000		3,557,000		4,264,000		3,198,000		3,234,000
Distribution reinvestment plan
Equity, Class of Treasury Stock [Line Items]
Redemptions of common stock																	$ (57,000,000)	$ (59,700,000)
Maximum
Equity, Class of Treasury Stock [Line Items]
Stock redemption program, number of shares authorized to be repurchased, percentage of weighted average number of shares outstanding																	3.00%
Stock redemption program, redemption priority, shares																	250

[1]	A valid redemption request is one that complies with the applicable requirements and guidelines of our share redemption program in effect at such time.
[2]	The Company generally redeems shares on the last business day of the month following the end of each fiscal quarter in which requests were received; however, due to the suspension of the share redemption program, the Company redeemed shares for the quarter ending December 31, 2012 in December 2012, with the exception of the amounts discussed in Note 22 to these consolidated financial statements.